Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Assets:
Total assets	$ 60,614	$ 54,514
Liabilities:
Contingent consideration liability		428
Total liabilities		428
Fair Value, Inputs, Level 1
Assets:
Equity investments	15,427	16,267
Debt securities		9,929
Total assets	15,427	26,196
Liabilities:
Contingent consideration liability		0
Total liabilities		0
Fair Value, Inputs, Level 2
Assets:
Equity investments	0	0
Debt securities		0
Total assets	0	0
Liabilities:
Contingent consideration liability		0
Total liabilities		0
Fair Value, Inputs, Level 3
Assets:
Equity investments	13,374	5,265
Debt securities		0
Total assets	13,374	5,265
Liabilities:
Contingent consideration liability		428
Total liabilities		428
Fair Value, Inputs, Level 1, 2 and 3
Assets:
Equity investments	28,801	21,532
Debt securities		9,929
Total assets	28,801	31,461
Fair Value Measured at Net Asset Value Per Share
Assets:
Investments valued at net asset value	$ 31,813	$ 23,053